Acquisitions and Dispositions (Disposition of Gas Transmission & Storage Operations) (Narrative) (Detail) - Q-Pipe Group - Southwest Gas $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Business Acquisition And Dispositions [Line Items]
Gain (loss) on held for sale	$ 27
Gain (loss) on held for sale, after tax	$ 20